CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Accumulated other comprehensive income (loss) [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY	Class A Ordinary shares [Member] USD ($)	Class A Ordinary shares [Member] CNY	Class A Ordinary shares [Member] Ordinary shares [Member]	Class B Ordinary shares [Member] USD ($)	Class B Ordinary shares [Member] CNY	Class B Ordinary shares [Member] Ordinary shares [Member]
Balance at Dec. 31, 2011		74,349		84		247,051		15,930		(188,716)
Balance, shares at Dec. 31, 2011																230,768,220
Net income		4,243								4,243					4,243
Other comprehensive income (loss) Foreign currency translation gain (loss)		58						58
Repurchase and cancellation of ordinary shares		(47,980)		(5)		(47,975)
Repurchase and cancellation of ordinary shares, shares																(19,250,000)
Issuance of ordinary shares		43,006		5		43,001
Issuance of ordinary shares, shares																17,250,000
Share-based compensation		13,704				13,704
Dividend declared		(90,000)								(90,000)
Balance at Dec. 31, 2012		(2,620)		84		255,781		15,988		(274,473)
Balance, shares at Dec. 31, 2012																228,768,220
Net income		106,054								106,054		106,054			95,179
Other comprehensive income (loss) Foreign currency translation gain (loss)		(5,496)						(5,496)
Issuance of ordinary shares from private placement		91,994		3		91,991
Issuance of ordinary shares from private placement, shares																11,538,462
Issuance of ordinary shares from exercise of share options		3,263		1		3,262
Issuance of ordinary shares from exercise of share options, shares																2,660,000
Issuance of ordinary shares from conversion of convertible note	25,000	153,325		6		153,319
Issuance of ordinary shares from conversion of convertible note, shares																19,230,769
Issuance of ordinary shares		455,339		20		455,319
Issuance of ordinary shares, shares													66,539,000
Share-based compensation		7,561				7,561
Balance at Dec. 31, 2013		809,420		114		967,233		10,492		(168,419)
Balance, shares at Dec. 31, 2013													66,539,000			262,197,451
Net income	25,313	157,049								157,049	25,313	157,049		12,670	78,604
Other comprehensive income (loss) Foreign currency translation gain (loss)	1,957	12,145						12,145
Conversion of Class B to Class A ordinary shares
Conversion of Class B to Class A ordinary shares, shares													165,562,922			(165,562,922)
Issuance of ordinary shares from exercise of share options		49,086		7		49,079
Issuance of ordinary shares from exercise of share options, shares	22,742,660												22,742,660
Share-based compensation		89,922				89,922
Balance at Dec. 31, 2014	$ 180,128	1,117,622	$ 20	121	$ 178,293	1,106,234	$ 3,648	22,637	$ (1,833)	(11,370)
Balance, shares at Dec. 31, 2014													254,844,582			96,634,529